Taxes on Income	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 11: - TAXES ON INCOME

a.	Israeli taxation:

Taxable income of the Company is subject to the Israeli corporate tax at the rate of 23% for all years presented.

Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Law”):

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which includes Amendment 71 to the Law (“Amendment 71”) was enacted. Per Amendment 71, the tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel (“Development Area A”) and 16% in other areas. In 2017, the tax rate at Development Area A was reduced to 7.5%.

The Company may claim the tax benefits offered by Amendment 71 in its tax returns, provided that its facilities meet the criteria for tax benefits set out by Amendment 71. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding its eligibility for benefits under Amendment 71 (and in some cases is required to apply for such approval).

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law (“Amendment 73”) was published. Amendment 73, which came into effect in January 2017, prescribes special tax tracks for technological enterprises, granting such enterprises a tax rate of 7.5% (in Development Area A) and 12% (in other areas).

Under Amendment 73, any dividends distributed to “foreign companies”, as defined in such law, by companies having over 90% foreign (i.e., non-Israeli) ownership, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

In order to comply with the new track determined in Amendment 73, a company must meet certain criteria defined within law (among others R&D expenses and employees at a certain rate).

The Company has yet to claim the above-mentioned tax benefits offered and accordingly such reduced taxes were not considered in the computation of the deferred taxes and valuation allowance as of December 31, 2023.

In accordance with the tax laws, tax returns submitted up to and including the 2018 tax year can be regarded as final. As of December 31, 2023, no final tax assessments have been received for such years.

Tax loss carryforward:

As of December 31, 2023, the Company’s estimated tax loss carryforward and capital loss were $38,415 and $1,726, respectively. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

As of December 31, 2023, the Company’s research and development expenses carryforward for tax purposes in Israel amounted to approximately $11,277.

b.	Foreign subsidiaries:

U.S. subsidiary:

1.	The U.S. subsidiary is taxed under United States federal and state tax rules. Income tax is calculated based on a U.S. federal tax rate of 21%.

2.	The U.S. subsidiary’s estimated federal tax loss carryforward amounted to $657 as of December 31, 2023. Such losses are available to offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2024 to 2026 for federal tax purposes.

3.	The U.S. subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2019 tax year can be regarded as final.

Brazilian subsidiary:

1.	The Brazilian subsidiary is taxed under Brazilian tax rules. Income tax is calculated based on a 34% rate.

2.	The Brazilian subsidiary’s tax loss carryforward amounted to $3,173 as of December 31, 2023, for tax purposes. Tax losses may be carried forward indefinitely but can only be offset up to 30% of the subsidiary’s taxable income for a tax period.

3.	The Brazilian subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2018 tax year can be regarded as final.

Indian subsidiary:

1.	The Indian subsidiary is taxed under Indian tax rules. Income tax is calculated based on a 25% rate.

2.	The Indian subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2016 tax year can be regarded as final.

c.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31
	2023	2022
Deferred tax assets:
Carryforward tax losses	$10,449	$10,519
Research and development	2,594	3,901
Operating lease liability	381	577
Accrued social benefits and other	494	533

	13,918	15,530
Less - valuation allowance	(13,478)	(14,865)

Deferred tax Liabilities:
Operating lease asset	$(388)	$(580)
Other	(52)	(85)
	(440)	(665)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for the year ended December 31, 2023 was a decrease of $1,387. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment.

In consideration of the Company’s accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.

d.	Taxes on income are mainly comprised from state tax accrual with regards to the U.S. subsidiary, withholding taxes that were deducted by the Company’s customers as well as tax expenses of the Indian subsidiary.

e.	The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2023	2022	2021

Domestic (Israel)	$2,610	$(3,043)	$(6,030)
Foreign	1,285	945	891
Loss before income taxes	$3,895	$(2,098)	$(5,139)

f.	Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2023	2022	2021

Loss before income taxes, as reported in the statements of operations	$3,895	$(2,098)	$(5,139)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	$896	$(483)	$(1,182)
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(25)	(22)	(31)
Non-deductible expenses and other permanent differences	654	427	631
Differences in taxes arising from foreign currency exchange, net	(81)	(50)	69
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(1,267)	256	481
Other	5	31	156
Income taxes	$182	$159	$124

g.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2023, 2022 and 2021, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits have been accrued. The Company does not expect that its position related to unrecognized tax benefits will change significantly within the next 12 months.